Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Commitments and Contingencies [Abstract]
2018	$ 1,335
2019	2,046
2020	2,136
2021	2,105
2022 and thereafter	2,064
Total future lease payments	$ 9,686